Putnam Short-Term Municipal Income Fund
The fund's portfolio
8/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.50% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.6%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.0%)
AL State Special Care Fac. Fin. Auth. Mandatory Put Bonds (11/1/22), (Ascension Health Credit Group), Ser. 06C-1, 1.85%, 11/15/46	AA+	$500,000	$499,322

			499,322
Arizona (—%)
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	5,000	4,975

			4,975
California (18.4%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 1.26%, 4/1/53	VMIG 1	1,000,000	1,000,000
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West Oblig. Group), Ser. A, 4.00%, 3/1/43	A	230,000	212,963
CA Muni. Fin. Auth. Rev. Bonds, (Channing House), Ser. A, 5.00%, 5/15/23	AA-	650,000	661,577
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/26	Baa3	100,000	104,582
5.00%, 8/1/24	Baa3	100,000	102,807
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 1.85%, 8/1/47	A2	1,000,000	986,986
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (Performing Arts Ctr. of Los Angeles Cnty.), 5.00%, 12/1/28	A	640,000	719,409
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Housing, Inc.), Ser. A, 5.00%, 8/15/23	A-	510,000	520,349
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/30	A-/F	165,000	167,438
CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/23	A	1,025,000	1,046,574
Fontana, Special Tax Bonds, (Cmnty. Fac. Dist. No. 85), 3.00%, 9/1/23	BB+/P	250,000	248,858
Los Angeles Cnty., Regl. Fin. Auth. Rev. Bonds, (Vermont Manchester Social), 5.00%, 12/1/26	AA+	400,000	440,921
Los Angeles, Dept. of Arpt. Rev. Bonds, 5.00%, 5/15/28	Aa3	500,000	545,465
Port of Oakland Rev. Bonds, 1.181%, 5/1/25	A1	600,000	557,309
San Bernardino Cnty., FRB, Ser. C, 2.603%, 8/1/23	AA+	125,000	124,438
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 1.20%, 5/1/58	VMIG 1	1,500,000	1,500,000
Stockton, Unified School Dist. COP, 5.00%, 2/1/27	A	550,000	602,533

			9,542,209
Colorado (2.4%)
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 1.884%, 9/1/39	A2	1,000,000	989,935
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
5.00%, 7/15/25	Baa1	160,000	166,600
5.00%, 7/15/24	Baa1	100,000	102,212

			1,258,747
Connecticut (2.9%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The))
Ser. M, 5.00%, 7/1/27	BBB+	250,000	268,542
Ser. M, 5.00%, 7/1/25	BBB+	150,000	156,974
Ser. L-1, 4.00%, 7/1/24	BBB+	500,000	505,183
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. D2, 3.00%, 5/15/24	Aaa	600,000	599,360

			1,530,059
District of Columbia (1.8%)
DC Rev. Bonds
(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	312,050
(Plenary Infrastructure DC, LLC), 5.00%, 8/31/25	A3	500,000	523,821
(KIPP DC), 5.00%, 7/1/23	BBB+	100,000	101,410

			937,281
Florida (10.6%)
Alachua Cnty., Hlth. Fac. Auth. Rev. Bonds, (Oak Hammock U. of Florida), Ser. A, 8.00%, 10/1/42 (Prerefunded 10/1/22)	AAA/P	995,000	1,019,218
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	150,000	165,067
FL State Muni. Pwr. Agcy. Rev. Bonds, (St. Lucie), Ser. B, 5.00%, 10/1/27	A2	1,050,000	1,161,280
Miami-Dade Cnty., Mandatory Put Bonds (7/1/24), (Waste Management, Inc.), Ser. B, 1.875%, 11/1/48	A-	1,000,000	971,983
Palm Beach Cnty., HFA Mandatory Put Bonds (2/1/24), (Christian Manor Restoration, LP), 1.25%, 2/15/25	Aaa	1,985,000	1,903,583
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/28	BB+/F	200,000	190,142
4.00%, 12/15/22	BB+/F	110,000	109,936

			5,521,209
Georgia (2.5%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	500,000	495,902
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 2.34%, 4/1/48	Aa1	800,000	794,910

			1,290,812
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds, Ser. B, 0.90%, 7/1/23	Aa3	250,000	244,407

			244,407
Illinois (6.5%)
Chicago, Special Assmt., 1.99%, 12/1/23	BBB/P	100,000	97,914
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/23	A	200,000	200,344
Cook Cnty., Cmnty. College G.O. Bonds, (Dist. No. 508), 5.25%, 12/1/30	BBB	500,000	507,408
IL State G.O. Bonds
Ser. A, 5.00%, 10/1/24	Baa1	500,000	517,069
Ser. A, 5.00%, 3/1/24	Baa1	800,000	820,966
4.00%, 8/1/25	Baa1	225,000	225,239
IL State Fin. Auth. Mandatory Put Bonds (11/15/24), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-1, 5.00%, 5/15/50	A	500,000	516,853
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	76,494
(The Washington and Jane Smith Home), 4.00%, 10/15/24	BBB-/F	215,000	213,784
(The Washington and Jane Smith Home), 4.00%, 10/15/23	BBB-/F	205,000	204,704

			3,380,775
Indiana (1.0%)
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	A-	500,000	496,501

			496,501
Iowa (0.6%)
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	300,000	293,295

			293,295
Kentucky (0.3%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A, 5.00%, 3/1/27	A-	160,000	173,083

			173,083
Louisiana (2.9%)
LA Stadium & Exposition Dist. Rev. Bonds, 4.00%, 7/3/23	BBB+/F	1,000,000	1,006,205
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	400,000	393,615
St. John The Baptist Parish Mandatory Put Bonds (7/1/24), (Marathon Oil Corp.), 2.125%, 6/1/37	Baa3	100,000	98,679

			1,498,499
Maryland (0.7%)
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 2.625%, 7/1/24	BB/P	140,000	136,885
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	200,000	213,301

			350,186
Massachusetts (4.3%)
Lowell, Collegiate Charter School Rev. Bonds, 4.00%, 6/15/24	BB-/P	35,000	34,903
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 0.98%, 10/1/42	VMIG 1	1,000,000	1,000,000
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	15,000	15,044
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 1.50%, 8/1/37	VMIG 1	1,215,000	1,215,000

			2,264,947
Michigan (4.8%)
Detroit, G.O. Bonds, 5.00%, 4/1/25	Ba2	600,000	624,374
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), Ser. B, 4.75%, 7/1/28 (Prerefunded 7/1/23)	Ba1	560,000	565,812
Great Lakes, Wtr. Auth. Wtr. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/28	A+	1,000,000	1,085,183
MI State Fin. Auth. Rev. Bonds, (Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	248,893	228,757

			2,504,126
Minnesota (1.5%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 3.00%, 7/1/24	BB/P	200,000	197,573
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	BBB-	535,000	561,537
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	35,000	35,167

			794,277
Missouri (3.4%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/27	A2	1,000,000	1,070,475
5.00%, 3/1/26	A2	500,000	529,702
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds, 3.00%, 5/1/23	B+/P	150,000	149,041

			1,749,218
Montana (—%)
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	15,000	14,910

			14,910
Nevada (0.9%)
Clark Cnty., School Dist. G.O. Bonds, Ser. C, 5.00%, 6/15/28	A1	450,000	483,649

			483,649
New Jersey (3.4%)
NJ State Econ. Dev. Auth. Mandatory Put Bonds (6/1/23), (NJ-American Water Co., Inc.), 1.20%, 11/1/34	A1	500,000	493,322
NJ State Econ. Dev. Auth. Rev. Bonds
(NJ Transit Corp.), Ser. B, 5.00%, 11/1/24	A3	500,000	521,864
(School Fac. Construction), 3.05%, 9/1/27	A3	100,000	100,072
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. AA, 5.25%, 6/15/30	A3	650,000	661,147

			1,776,405
New Mexico (0.8%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	250,000	201,507
NM State Hosp. Equip. Loan Council First Mtge. Rev. Bonds, (La Vida Expansion), Ser. C, 2.25%, 7/1/23	BB+/F	200,000	198,338

			399,845
New York (4.3%)
Long Island, Pwr. Auth. Elec. Syst.
Mandatory Put Bonds (9/1/26), Ser. B, 1.50%, 9/1/51	A2	200,000	183,400
Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	500,000	454,513
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (7/3/23), Ser. B-2, 2.10%, 11/1/58	AA+	125,000	124,535
NY State Dorm. Auth. Rev. Bonds, (St. Joseph's College)
5.00%, 7/1/30	BBB-/F	75,000	81,271
5.00%, 7/1/29	BBB-/F	75,000	81,188
5.00%, 7/1/28	BBB-/F	75,000	80,654
5.00%, 7/1/26	BBB-/F	200,000	211,141
5.00%, 7/1/24	BBB-/F	175,000	180,112
5.00%, 7/1/23	BBB-/F	100,000	101,492
NY State Hsg. Fin. Agcy. Rev. Bonds, (Climate Bond Certified), FNMA Coll., 1.625%, 5/1/23	Aa2	525,000	521,313
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/25	Baa1	225,000	234,987

			2,254,606
North Carolina (0.3%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 3.00%, 3/1/23	BB/P	150,000	149,014

			149,014
Ohio (3.8%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
5.00%, 11/15/27	BBB+/F	180,000	195,083
5.00%, 11/15/25	BBB+/F	255,000	268,865
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	700,000	729,757
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/26	BBB+/F	100,000	104,353
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/25	BBB+/F	100,000	103,166
(Ashtabula Cnty. Med. Ctr.), 5.00%, 1/1/24	BBB+/F	90,000	91,753
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	500,000	509,435

			2,002,412
Pennsylvania (9.3%)
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/24	A2	715,000	738,663
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	750,000	779,229
Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds, 5.00%, 12/1/27	A2	1,560,000	1,660,300
Pittsburgh Wtr. & Swr. Auth. Mandatory Put Bonds (12/1/23), Ser. C, AGM, 2.15%, 9/1/40	AA	625,000	625,312
Scranton, School Dist. G.O. Bonds, Ser. 14-R, 2.464%, 4/1/31	A1	885,000	882,406
Westmoreland Cnty. Indl. Dev. Auth. Hlth. Syst. Rev. Bonds, (Excela Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/23	Baa1	150,000	150,897

			4,836,807
Puerto Rico (0.4%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	14,000	6,388
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.25%, 7/1/23	BB/P	124,996	126,888
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. CC, AGM, 5.50%, 7/1/29	AA	55,000	57,301

			190,577
Texas (4.7%)
Dallas, Hotel Occupancy Tax Rev. Bonds, 4.00%, 8/15/33	A	1,000,000	1,003,497
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	860,000	787,947
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	500,000	507,794
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	75,000	78,893
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA Coll., 5.25%, 9/1/28	Aaa	55,000	55,065

			2,433,196
Utah (0.9%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A
3.00%, 10/15/26	BBB-/F	250,000	239,603
3.00%, 10/15/23	BBB-/F	250,000	247,267

			486,870
Virgin Islands (0.2%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BB/P	125,000	129,967

			129,967
Virginia (0.8%)
VA State College Bldg. Auth. Edl. Fac. Rev. Bonds, Ser. B, 5.00%, 9/1/22	AA+/P	160,000	160,000
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group), 5.00%, 1/1/25	A/F	250,000	260,132

			420,132
Washington (4.7%)
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 1.75%, 5/1/45	Aa2	1,500,000	1,471,800
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/3/23), (Fred Hutchinson Cancer Research Ctr.), 2.55%, 1/1/42 (Prerefunded (1/3/23))	A2	1,000,000	1,001,215

			2,473,015

Total municipal bonds and notes (cost $53,510,771)			$52,385,333

SHORT-TERM INVESTMENTS (0.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	478,567	$478,567

Total short-term investments (cost $478,567)		$478,567
TOTAL INVESTMENTS

Total investments (cost $53,989,338)		$52,863,900

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2021 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $52,096,835.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$1,898,846	$30,338,738	$31,759,017	$4,247	$478,567

	Total Short-term investments	$1,898,846	$30,338,738	$31,759,017	$4,247	$478,567
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.50%, 2.55% and 3.10%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	17.4%
	Transportation	14.9
	Local debt	12.5
	Healthcare	11.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$52,385,333	$—
Short-term investments	—	478,567	—

Totals by level	$—	$52,863,900	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com